FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Maturity (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Less than 3 months | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	65,780	55,347
Average hedged rate	135.20%	133.30%
Less than 3 months | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	4,889
Average hedged rate	133.90%
Less than 3 months | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	24,842	23,602
Average hedged rate	147.90%	135.50%
Less than 3 months | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	3,513
Average hedged rate	148.00%
Less than 3 months | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	11,170	11,398
Average hedged rate	90.70%	92.90%
Less than 3 months | US Dollars to Euros | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	56	365
Average hedged rate	91.90%	95.50%
Less than 3 months | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	1,279
Average hedged rate	2452.30%
Less than 3 months | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		1,300
Average hedged rate		114.50%
Less than 3 months | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	2,192	665
Average hedged rate	108.40%	108.80%
3 to 6 months | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	48,247	45,926
Average hedged rate	135.30%	134.10%
3 to 6 months | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
3 to 6 months | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	28,130	16,119
Average hedged rate	148.30%	136.90%
3 to 6 months | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	336
Average hedged rate	147.30%
3 to 6 months | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	5,224	15,567
Average hedged rate	92.80%	92.10%
3 to 6 months | US Dollars to Euros | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	98
Average hedged rate	0.00%	100.30%
3 to 6 months | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	877
Average hedged rate	2486.60%
3 to 6 months | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		650
Average hedged rate		115.00%
3 to 6 months | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	3,208	204
Average hedged rate	108.80%	108.10%
6 to 9 months | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	42,539	31,114
Average hedged rate	135.10%	133.90%
6 to 9 months | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
6 to 9 months | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	12,056	12,456
Average hedged rate	149.50%	137.00%
6 to 9 months | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
6 to 9 months | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	2,198	10,423
Average hedged rate	90.50%	92.80%
6 to 9 months | US Dollars to Euros | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
6 to 9 months | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	584
Average hedged rate	2495.80%
6 to 9 months | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
6 to 9 months | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	3,317	0
Average hedged rate	109.30%	0.00%
9 to 12 months | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	24,381	21,616
Average hedged rate	136.00%	134.80%
9 to 12 months | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
9 to 12 months | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	8,768	4,396
Average hedged rate	151.20%	137.40%
9 to 12 months | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
9 to 12 months | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	4,400
Average hedged rate	0.00%	92.50%
9 to 12 months | US Dollars to Euros | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
9 to 12 months | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
9 to 12 months | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
9 to 12 months | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	2,046	828
Average hedged rate	109.80%	109.20%
1 to 2 years | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	47,408	39,542
Average hedged rate	136.30%	134.40%
1 to 2 years | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
1 to 2 years | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	20,458	0
Average hedged rate	152.40%	0.00%
1 to 2 years | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
1 to 2 years | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	3,228
Average hedged rate	0.00%	101.40%
1 to 2 years | US Dollars to Euros | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	56
Average hedged rate	0.00%	91.90%
1 to 2 years | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
1 to 2 years | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
1 to 2 years | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%